THRIVENT FINANCIAL FOR LUTHERANS
625 Fourth Avenue South
Minneapolis, MN 55415

April 26, 2007

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE:      Thrivent Variable Life Account I
             1933 Act File No. 333-31011
             1940 Act File No. 811-08289

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-6 would not have differed from that contained in said registration statement, which was filed electronically on April 20, 2007.

Please direct any comments or questions concerning this certificate to me at (612) 340-7215.

Very truly yours,

/s/ James M. Odland
James M. Odland
Secretary